       As filed with the Securities and Exchange Commission on January 9, 1998

                             Securities Act Registration No. 33-85982
                     Investment Company Act Registration No. 811-8846
  ---------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                             ----------------------

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         (x)
                         Post-Effective Amendment No. 8                    (x)

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     (x)
                            Amendment No. 10                               (x)

                    (Check appropriate box or boxes)

                            FIRST OMAHA FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                           ONE FIRST NATIONAL CENTER
                             OMAHA, NE  68102-1596
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (402) 341-0500

MARC M. DIEHL                             Copies of all communications to:
FIRST NATIONAL BANK OF OMAHA              Donald F. Burt, Esq.
ONE FIRST NATIONAL CENTER                 Cline, Williams, Wright, Johnson &
OMAHA, NE 68102-1596                        Oldfather
(Name and Address of Agent for Service)   1900 FirsTier Bank Building
                                          Omaha, NE  68508

                                          and

                                          Randy M. Pavlick
                                          Sunstone Financial Group, Inc.
                                          207 E. Buffalo Street, Suite 400
                                          Milwaukee, WI  53202


  This Registration Statement relates to an indefinite number of shares of the Registrant pursuant to Rule 24f-2 under the Securities Act of 1933.

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(i)
     [ ] on (date) pursuant to paragraph (a)(i)
     [X] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Common Stock.





                             CROSS REFERENCE SHEET

                            First Omaha Funds, Inc.

                                     PART A


Form N-12 Part A Item                   Prospectus Caption
---------------------                   ------------------

1.  Cover page                          Cover Page

2.  Synopsis                            Prospectus Summary; Fee Table

3.  Condensed Financial Information     Financial Highlights

4.  General Description of Registrant   The Company; Investment Objectives and
                                        Policies; Investment Restrictions;
                                        General Information - Description of the
                                        Company and Its Shares

5.  Management of the Fund              Management of the Company; General
                                        Information - Custodian; General
                                        Information - Transfer Agency and Fund
                                        Accounting Services

5A. Management's Discussion of
      Fund Performance                  Not Applicable

6.  Capital Stock and Other Securities  How to Purchase and Redeem Shares;
                                        Dividends and Taxes; General Information
                                        - Description of the Company and Its
                                        Shares; General Information -
                                        Miscellaneous

7.  Purchase of Securities
      Being Offered                     Valuation of Shares; How to Purchase and
                                        Redeem Shares; Management of the Company
                                        - Distribution Plan

8.  Redemption or Repurchase            How to Purchase and Redeem Shares

9.  Pending Legal Proceedings           Inapplicable



                                     PART B

                                        Location in Statement of Additional
                                        Information
                                        ----------------------------------

10. Cover page                          Cover Page

11. Table of Contents                   Table of Contents

12. General Information and History     The Company

13. Investment Objectives and Policies  Investment Objectives and Policies

14. Management of the Fund              Management of the Company - Directors
                                        and Officers

15. Control Persons and Principal
      Holders of Securities             Additional Information - Ownership of
                                        Shares

16. Investment Advisory and
      Other Services                    Management of the Company - Investment
                                        Adviser; Administrator/Fund Accountant;
                                        Administrative Services Plan; Custodian;
                                        Transfer Agency Services

17. Brokerage Allocation and
      Other Practices                   Management of the Company - Portfolio
                                        Transactions

18. Capital Stock and Other Securities  Additional Information - Organization
                                        and Capital Structure

19. Purchase, Redemption and Pricing
      of Securities Being Offered       Net Asset Value; Additional Purchase and
                                        Redemption Information

20. Tax Status                          Additional Information - Additional Tax
                                        Information

21. Underwriters                        Management of the Company - Distributor

22. Calculations of Performance Data    Additional Information - Yield of the
                                        Money Market Fund; Yield of the Fixed
                                        Income Fund and the Short/Intermediate
                                        Fund; Calculation of Total Return;
                                        Distribution Rates; Performance
                                        Comparisons

23. Financial Statements                Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS

                                 MARCH 29, 1998

                            FIRST OMAHA GROWTH FUND

                          FIRST OMAHA FUNDS PROSPECTUS
                                 MARCH 29, 1998


First Omaha Funds, Inc.                                  For purchase and
One First National Center      FNC Trust Group, n.a.     redemption information,
Omaha, Nebraska 68102-1596     Investment Adviser        call 1-800-OMAHA-03

First Omaha Funds, Inc. (the "Company") is an open-end management investment company. The Directors of the Company have divided the Company's common stock ("Shares") into series, each of which relates to a mutual fund with its own investment objectives and policies. This Prospectus relates to the Growth Fund, a no-load diversified investment company. FNC Trust Group, n.a. (the "Adviser"), a subsidiary of First National Colorado, Inc., which is a subsidiary of First National of Nebraska, Inc. ("FNN"), acts as the investment adviser to the Fund.

FIRST OMAHA GROWTH FUND (the "Fund") seeks as its investment objective long-term capital appreciation.

THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FNC TRUST GROUP, N.A., FIRST NATIONAL COLORADO, INC., FIRST NATIONAL OF NEBRASKA, INC. OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund is contained in a Statement of Additional Information, dated the same date as the Prospectus. The Statement of Additional Information, which may be revised from time to time, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Fund at its address above or by calling the Fund at the telephone number shown above. The Statement of Additional Information is incorporated by reference in its entirety into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Prospectus Summary
Fee Table
Financial Highlights
Performance Information
Investment Objectives and Policies
Investment Restrictions
Valuation of Shares
How to Purchase and Redeem Shares
Dividends and Taxes
Management of the Company
General Information
Additional Performance Information


No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

PROSPECTUS SUMMARY


TYPE OF COMPANY

The Fund is a no-load, diversified series of an open-end, management investment company.


INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation.


INVESTMENT POLICY

The Fund seeks to achieve its investment objective by investing in companies that the Adviser believes to have the potential for earnings growth more rapid than their peer group. In selecting investments for the Fund, the Adviser will emphasize (under normal market conditions more than 50% of the Fund's total assets) the securities of companies that, at the time of purchase, have market capitalizations between $500 million and $10 billion. These companies are considered to be mid-capitalization companies by the Adviser. The balance of the Fund's assets may be invested in securities of companies that, at the time of purchase, have market capitalizations in excess of $10 billion. While the Adviser intends to invest primarily in common stocks and securities convertible into common stocks under normal market conditions, the Fund may also invest in fixed income securities for capital appreciation, temporary defensive purposes, pending investment or to meet anticipated redemption requests.


RISK FACTORS AND SPECIAL CONSIDERATIONS

An investment in the Fund is subject to certain risks, as set forth in detail under "INVESTMENT OBJECTIVES AND POLICIES." As with other mutual funds, there can be no assurance that the Fund will achieve its investment objective. The Fund, to the extent set forth under "INVESTMENT OBJECTIVES AND POLICIES," may engage in the following practices: the use of repurchase and reverse repurchase agreements, investing in foreign securities, the lending of portfolio securities, investing in derivatives and the purchase of securities on a when-issued or delayed-delivery basis.


OFFERING PRICE

The public offering price of the Fund is equal to its net asset value per Share.

SHARES OFFERED

Shares of common stock ("Shares") of the Growth Fund, a separate investment portfolio of First Omaha Funds, Inc., a Nebraska corporation.


MINIMUM PURCHASE

The minimum initial investment is $500 with $50 minimum subsequent investments. Such minimum initial investment is reduced to $100 for investors using the Auto Invest Plan described herein, and the minimum subsequent investment may be waived if purchases are made in connection with an IRA. Both minimum initial and subsequent investments may be waived if purchases are made pursuant to a payroll deduction plan.


DIVIDENDS

Dividends from net investment income are declared and paid monthly. Net realized capital gains are distributed at least annually.


INVESTMENT ADVISER

FNC Trust Group, n.a. (the "Adviser").


ADMINISTRATOR

Sunstone Financial Group, Inc. (the "Administrator").


DISTRIBUTOR

Sunstone Distribution Services, LLC (the "Distributor").

FEE TABLE

The following table is designed to assist you in understanding the expenses you will bear directly or indirectly as a shareholder of the Fund. Shareholder Transaction Expenses are charges that you pay when buying or selling shares of the Fund. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, shareholder servicing, accounting and other services. Actual total operating expenses may be higher or lower than those indicated. An example based on the summary is also shown.

                                                                    GROWTH FUND(1)
                                                                    -----------
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of
offering price)                                                          0%

Maximum Sales Load Imposed on Reinvested Dividends (as a
percentage of offering price)                                            0%

Deferred Sales Load (as a percentage of original purchase price
or redemption proceeds, as applicable)                                   0%

Redemption Fees (as a percentage of amount redeemed, if
applicable)                                                              0%

Exchange Fee                                                             0%

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)

Management Fees                                                         .50%

12b-1 Fees(2)                                                           .01%

Other Expenses After Voluntary Fee Reduction, including
administration fees, administrative servicing fees and other
expenses(3)                                                             .66%

Total Fund Operating Expenses After Voluntary Fee Reduction            1.17%


(1) The above information reflects estimates of the expenses for the Fund for the fiscal year ended March 31, 1998 and reflects anticipated voluntary fee reductions, waivers and reimbursements. Without voluntary fee reductions, waivers and reimbursements, Management Fees, Other Expenses and Total Fund Operating Expenses are estimated to be .75%, .80% and 1.56%.
     Fee reductions, waivers and reimbursements, if any, may be eliminated at any time. See "MANAGEMENT OF THE COMPANY."
(2) The Company has adopted a Rule 12b-1 Plan pursuant to which the Fund is authorized to pay a periodic amount, representing distribution expenses, calculated at an annual rate not to exceed .25% of the average daily net asset value of the Fund. As of the date of this Prospectus, it is estimated that 12b-1 expenses will be .01% of average daily net assets of the Fund. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.
(3) "Other Expenses" include administration fees and legal, accounting and other miscellaneous expenses to be incurred during the fiscal year.


EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                1 YEAR          3 YEARS
Growth Fund       $12             $37



The above example is based on the expense information included in the previous fee table. The table and example do not reflect any fees or charges that may be imposed by the Adviser or any Banks or their affiliates, or brokers, dealers and other intermediaries, on their customers. See "How to Purchase and Redeem Shares - Purchase of Shares." See "MANAGEMENT OF THE COMPANY" and "GENERAL INFORMATION" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses for the Fund.

THE EXAMPLES SHOWN ABOVE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL OPERATING EXPENSES AND INVESTMENT RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Fund will be contained in the Fund's future annual reports to shareholders, which may be obtained without charge when they become available.


PERFORMANCE INFORMATION

From time to time, performance information for the Fund showing its respective average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and Shareholder reports. SUCH PERFORMANCE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Average annual total return will be calculated for the period since the commencement of operations for the Fund. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redeemable value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions), which figure is then annualized. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.
The Fund may, when citing performance in marketing and sales literature, include the performance of investment vehicles which were predecessors to the Fund. See "ADDITIONAL PERFORMANCE INFORMATION" herein. Yield will be computed by dividing the Fund's net investment income per share (as calculated on a yield to maturity basis) earned during a recent 30-day period by the Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

In addition, from time to time, the Fund may present its distribution rates in supplemental sales literature and in Shareholder reports both of which must be accompanied or preceded by a Prospectus. Distribution rates will be computed by dividing the distributions per share made by the Fund over a 12-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although the Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items. Distribution rate information will be accompanied by the standardized yield and total return data.

Investors may also judge the performance of the Fund by comparing or referencing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and to data prepared by various services which indices or data may be published by such services or by other services or publications. For example, the total return and yield of the Fund's Shares may be compared to data prepared by Lipper Analytical Services, Inc. In addition, the total return of the Fund may be compared to the S&P 500 Index, the S&P 400 Index, the S&P 600 Index, the Nasdaq Composite Index, an index of unmanaged groups of common stocks of domestic companies that are quoted on the National Association of Securities Dealers Automated Quotation System, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. Total Return and yield data as reported in national financial publications, such as MONEY MAGAZINE, FORBES, BARRON'S, MORNINGSTAR MUTUAL FUNDS, THE WALL STREET JOURNAL and the NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund. In addition to performance information, general information about the Fund that appears in such publications may be included in advertisements, sales literature and reports to Shareholders.

Yield and total return are generally functions of market conditions, interest rates, types of investments held and operating expenses. Consequently, current yields and total return will fluctuate and are not necessarily representative of future results. Any fees charged by the Adviser or any of its affiliates with respect to customer accounts for investing in Shares of the Fund will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Adviser and/or the Administrator voluntarily reduce all or part of their respective fees for the Fund, as discussed below, the yield and total return of the Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions. For additional information about the performance of the Fund and its predecessors, see "Additional Performance Information."


INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective is long-term capital appreciation. The investment objective of the Fund is a fundamental policy and, as such, may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund (as defined in "GENERAL INFORMATION-Miscellaneous"). There can be no assurance that the investment objective of the Fund will be achieved.

The Fund seeks to achieve its investment objective by investing in companies that the Adviser believes to have the potential for earnings growth more rapid than their peer group. In selecting investments for the Fund, the Adviser will emphasize (under normal market conditions more than 50% of the Fund's total assets) the securities of companies that, at the time of purchase, have market capitalizations between $500 million and $10 billion. These companies are considered to be mid-capitalization companies by the Adviser. The balance of the Fund's assets may be invested in securities of companies that, at the time of purchase, have market capitalizations in excess of $10 billion.

The characteristics considered by the Adviser in selecting securities for the Fund include, market share gains, product innovation, low cost production or a history of greater than average earnings and dividend growth.

The Adviser intends to invest primarily in common stocks and securities convertible into common stocks under normal market conditions. However, in the Adviser's discretion, the Fund may also invest in fixed income securities for capital appreciation, temporary defensive purposes, pending investment or to meet anticipated redemption requests. Under normal market conditions, the Fund may invest up to __% of the value of its total assets in preferred stocks, bonds, notes, warrants, and short-term obligations. Short-term obligations (securities with maturities of 12 months or less at the time of purchase) consist of domestic and foreign commercial paper (including variable amount master demand notes), banker's acceptances, domestic bank certificates of deposit, securities of investment companies holding themselves out as "money market" funds, repurchase agreements, and obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also sweep excess cash into one or more interest bearing money market accounts at the Adviser or its affiliates pending investment. The Fund will only invest in short-term obligations for purposes of portfolio liquidity to meet redemption requirements and short-term investment needs. During temporary defensive periods as determined by the Adviser, the Fund may hold up to 100% of its total assets in high quality short-term obligations. However, to the extent that the Fund is so invested in debt obligations, the Fund may not achieve its investment objective. While the Fund retains the authority to take a temporary defensive position, the Fund may remain substantially fully invested when the Adviser deems it appropriate. As such, investors should not consider the Fund to present by itself a complete or balanced investment program.

Subject to the foregoing limitations, the Fund will invest only in debt securities (including convertible securities) which are rated at the time of purchase within the four highest rating groups assigned by one or more nationally recognized statistical rating organizations ("NRSROs"), including "Baa" and higher by Moody's Investors Service, Inc. ("Moody's") "BBB" and higher by and Standard & Poor's Corporation ("S&P"), or, if unrated, which the Adviser deems to be of comparable quality. For a description of the rating symbols of the NRSROs, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating groups assigned by Moody's and S&P, see "OTHER INVESTMENT POLICIES AND RISKS - Securities Ratings" herein.

Equity securities such as those in which the Fund may invest are more volatile and carry more risk than some other investments, including investments in high grade fixed income securities. Depending upon the performance of the Fund's investments, the net asset value per share of the Fund may fluctuate. The emphasis on appreciation and medium and smaller capitalization companies may result in even greater risk than is inherent in other equity investment alternatives. The Fund will likely have somewhat greater volatility than the stock market generally, as measured by the S&P 500 Index.

Under normal market conditions, the Fund will invest primarily in common stocks, some of which will be traded in the over-the-counter market. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Any security can be traded in the over-the-counter market as long as an individual or firm is willing to make a market in the security. Because there are no minimum requirements for a company's assets or earnings or the number of its stockholders in order for its stock to be traded over-the-counter, there is great diversity in the size and profitability of companies whose stocks trade in this market, ranging from relatively small little-known companies to well-established corporations.

Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed common stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

Some securities issued by companies with a small capitalization present greater risks and may be subject to large, abrupt or erratic fluctuations in price due, in part, to such factors as the issuer's dependence upon key personnel, the lack of internal resources, the inability to obtain funds from external sources, and dependence on a new product or service for which there is no firmly established market. Fluctuations in the price of some of the stocks owned by the Fund, therefore, could cause the net asset value of the Fund to vary significantly.

OTHER INVESTMENT POLICIES AND RISKS

The Fund may also invest in securities described in the following paragraphs to the extent indicated.

U.S. GOVERNMENT SECURITIES - The Fund may invest in a variety of U.S. Treasury obligations, differing in their interest rates, maturities, and times of issuance, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. Obligations of the U.S. Treasury include "stripped" U.S. Treasury obligations such as Treasury Receipts, representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Stripped U.S. Treasury obligations will include: (1) coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES"), or (2) U.S. Treasury securities that are stripped by investment banks and sold under proprietary names. Securities stripped by investment banks may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the Securities and Exchange Commission ("Commission") as U.S. government securities for purposes of the 1940 Act.

REPURCHASE AGREEMENTS - Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities in exchange for cash from member banks of the Federal Deposit Insurance Corporation and/or from registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Company's Board of Directors. The seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality as those in which the Fund may invest directly. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) plus the transaction costs, including loss of interest, that the Fund reasonably could expect to incur if the seller defaults. This requirement will be continually monitored by the Adviser. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss if the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or the disposition of such securities by the Fund were delayed pending court action. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments-Repurchase Agreements" in the Statement of Additional Information.

REVERSE REPURCHASE AGREEMENTS - The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.
At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities and that the buyer may default on its obligation to sell such securities back to the Fund.
Reverse repurchase agreements are considered borrowings by an investment company under the 1940 Act. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments-Reverse Repurchase Agreements" in the Statement of Additional Information.

Except as otherwise disclosed to the Shareholders of the Fund, the Company will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Administrator, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

FOREIGN SECURITIES - Consistent with the foregoing investment policies, the Fund may invest up to 10% of its assets in foreign securities, either directly or indirectly through the purchase of investment companies that invest in foreign securities or through the purchase of sponsored and unsponsored American Depository Receipts ("ADRs"). Unsponsored ADRs may be less liquid than sponsored ADRs, and there may be less information available regarding the underlying foreign issuer for unsponsored ADRs. As a shareholder of another investment company, the Fund will bear, along with other shareholders, its pro rata portion of the other investment company's expenses including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations. Investments in other investment companies will be subject to the limits imposed by the 1940 Act. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic and social developments, the possible imposition of withholding taxes on interest and dividend income, possible seizure, nationalization, or expropriation of foreign investments or deposits, currency blockage, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets.
Where purchases of
foreign securities are made in foreign currencies, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS - The Fund may purchase securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with and in furtherance of its investment objective and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will generally not pay for such securities or start earning interest on them until they are received on the settlement date. When the Fund agrees to purchase such securities, however, the Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous. The Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions.

SECURITIES RATINGS - As described above, the Fund may invest in debt securities rated in the fourth highest rating group assigned by one or more appropriate NRSROs and comparable unrated securities ("Baa" by Moody's or "BBB" by S&P). Although investment grade, these types of debt securities are considered by Moody's and S&P to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

Should subsequent events cause the rating of a debt security purchased by the Fund to fall below the fourth highest rating category, or cease to be rated, the Adviser will consider such an event in determining whether that Fund should continue to hold that security. The Adviser expects that it would not retain more than 5% of the assets of the Fund in such downgraded securities. In no event, however, would the Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

OTHER - In order to generate income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower would default in its obligations, the Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. The Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Company's Board of Directors.

Consistent with the Fund's investment objective and policies, the Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies, so long as the aggregate value of the shares acquired from any one such investment company will not exceed 5% of the total assets of the Fund. The Fund will incur additional expenses due to the duplication of expenses as a result of investing in mutual funds. In order to avoid the imposition of additional fees as a result of investing in shares of the First Omaha U.S. Government Obligations Fund (the "Money Market Fund"), the Adviser, the Administrator and their affiliates will reduce their fees charged to the Fund by an amount equal to the fees charged by such service providers based on a percentage of the Fund's assets attributable to the Fund's investment in the Money Market Fund. Additional restrictions on the Fund's investments in the securities of other mutual funds are contained in the Statement of Additional Information.

The Fund may not purchase or otherwise acquire any securities if, as a result, more than 5% of the Fund's net assets would be invested in securities that are illiquid.


INVESTMENT RESTRICTIONS

The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (see "GENERAL INFORMATION - Miscellaneous").

The Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase: (a) more than 5% of the value of the Fund's total assets would be invested in such issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

A list of the Fund's objectives, policies and restrictions, both fundamental and non-fundamental, is set forth in the Statement of Additional Information. In order to provide a degree of flexibility, investment policies that are not deemed fundamental, may be modified by the Board of Directors without shareholder approval. Unless otherwise expressly noted, all of the Fund's investment policies are not fundamental and may be changed without shareholder approval.

In addition to the above investment restrictions, the Fund is subject to certain other investment restrictions set forth under "INVESTMENT OBJECTIVES AND POLICIES - Investment Restrictions" in the Fund's Statement of Additional Information.


VALUATION OF SHARES

The net asset value of the Fund is determined and its Shares are priced as of the close of trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) (the "Valuation Time") on each Business Day. A "Business Day" of the Fund is a day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase Shares is received) during which there is sufficient trading in the Fund's portfolio instruments that its net asset value per Share might be materially affected. The New York Stock Exchange will not be open in observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing purchases and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of the Fund's outstanding Shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities of the Fund will be valued at market value. If market quotations are not available, securities will be valued by a method that the Board of Directors believes accurately reflects a fair value. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.


HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR - Sunstone Distribution Services, LLC serves as the distributor of the Shares of the Fund. The principal office of the Distributor is 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202-5712. If you wish to purchase Shares, telephone the Company at 1-800-OMAHA-03.

PURCHASE OF SHARES - For the convenience of investors, there are a number of ways to purchase Shares of the Fund. Shares may be purchased directly by investors. Investors may purchase Shares of the Fund directly from the Fund by completing and signing a Purchase Application and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the Fund, to: First Omaha Funds, Inc., P.O. Box 419022, Kansas City, Missouri 64141-6022. Subsequent purchases of Shares of the Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) payable to the Fund, to the above address.

If a Purchase Application has been previously received by the Company, investors may also purchase Shares by wiring funds to the Fund's Custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested promptly, investors must call the Company at 1-800-OMAHA-03 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

Customers of the Adviser or its correspondent or affiliated banks (collectively, the "Banks") may purchase shares in connection with the requirements of their qualified accounts maintained at the Banks. Shares of the Fund purchased through the Banks acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Banks. With respect to Shares of the Fund so sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Company and to deliver federal funds for purchase on a timely basis. Beneficial ownership of Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to customers. A Bank will exercise voting authority for those Shares for which it is granted authority by the customer.

Shares of the Fund may also be purchased through certain accounts maintained at certain other institutions (such as a broker, dealer or other institution) in accordance with the procedures of the institution. To determine whether you may purchase shares through your institution, contact your institution directly or call the Fund at 1-800-OMAHA-03.

The Banks and other institutions may impose particular customer account requirements in connection with investments in the Fund, such as minimum account size or minimum account thresholds above which excess cash balances may be invested in Fund Shares. In addition, depending on the terms of the particular account used to purchase Shares of the Fund, the Banks or other institutions may impose charges against the account. These charges could include asset allocation fees, account maintenance fees, sweep fees, compensatory balance requirements, transaction charges or other charges based upon account transactions, assets or income. The charges will reduce the net return on an investment in the Fund. Investors should contact their institutions with respect to these fees and the particular institution's procedures for purchasing or redeeming shares. This Prospectus should be read in conjunction with any such information received from the Banks or the institutions.

Shares of the Fund are purchased at the net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by the Company of an order to purchase Shares. Purchase of Shares of the Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of the Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time of any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day of the Fund.

MINIMUM INVESTMENT - Except as otherwise discussed below under "Auto Invest Plan," the minimum investment is $500 for the initial purchase of Shares of the Fund and $50 for subsequent purchases. The subsequent purchase minimum may be waived if purchases are made in connection with an Individual Retirement Account ("IRA") and both the initial and subsequent minimum investments may be waived if purchases are made in connection with a payroll deduction plan.

MISCELLANEOUS - The Fund reserves the right to reject any order for the purchase of its Shares in whole or in part. Transactions as a result of the automatic reinvestment of dividends and capital gains distributions, as well as the Fund's Auto Invest Plan and Auto Withdrawal Plan transactions, will be confirmed quarterly on the quarterly statements rather than after each transaction. Shareholders wishing to confirm these transactions before the end of the calendar quarter may do so by calling the Fund at 1-800-OMAHA-03 after the date of the transaction. Dividends are reinvested monthly - generally during the last week of each month. Auto Invest Plan and Auto Withdrawal Plan transactions occur in accordance with the Shareholder's instructions when establishing these plans. Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares owned by the Shareholder and the number of Shares being held in safekeeping by the Transfer Agent for the account of the Shareholder. These confirmations will include all account activity during the current year. Reports of transactions by Banks or other institutions on behalf of their customers will be sent by the Banks or other institutions to their customers. Shareholders may rely on these statements in lieu of certificates.
Certificates representing Shares will not be issued.

AUTO INVEST PLAN - The Company's Auto Invest Plan enables Shareholders to make regular monthly or quarterly purchases of Shares of the Fund through automatic deduction from their bank accounts, provided that the Shareholder's bank is a member of the Federal Reserve and the Automated Clearing House (ACH) system. With Shareholder authorization the Transfer Agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account which proceeds will automatically be invested in Shares of the Fund at the public offering price on the date of such deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $100; the minimum amount for subsequent investments is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Purchase Application which can be acquired by calling the Company at 1-800-OMAHA-03. For a Shareholder to change his or her Auto Invest Plan instructions, the request must be made in writing to the Company at: P.O. Box 419022, Kansas City, Missouri 64141-6022.

EXCHANGE PRIVILEGE - Shares of the Fund may be exchanged without payment of any fees for Shares of each of the other First Omaha Funds at respective net asset values, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes.

A Shareholder wishing to exchange his or her Shares may do so by contacting the Company at 1-800-OMAHA-03 or by providing written instructions to the Company. Any Shareholder who wishes to make an exchange should review information in the Company's current Prospectus regarding the First Omaha Fund in which he or she wishes to invest before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "REDEMPTION BY TELEPHONE" below.

The Company reserves the right to modify or terminate the expanded exchange privilege upon 60 days written notice to each Shareholder prior to the modification or termination taking effect. If Shares are purchased through a Bank or other institution, the Shares may be exchanged only in accordance with the instructions and procedures pertaining to that account.

REDEMPTION OF SHARES - The procedures for redeeming Shares differ depending on whether the Shares were purchased directly from the Fund or through Banks or other institutions. When Shares are purchased directly from the Fund, the Shares may be redeemed by any of the methods described below. If Shares were purchased through an account at a Bank or other institution, the Shares must be redeemed in accordance with the instructions and procedures pertaining to that account. For example, if a customer has agreed with a Bank to maintain a minimum balance in his or her account with the Bank, and the balance in that account falls below that minimum, the customer may be obliged to redeem, or the Bank may redeem on behalf of the customer, all or part of the customer's Shares of the Fund to the extent necessary to maintain the required minimum balance. The minimum balance required by any such Bank or other institution may be higher than the minimum required by the Company.

REDEMPTION BY MAIL - A written request for redemption must be received by the Transfer Agent in order to honor the request. The Transfer Agent's address is:
First Omaha Funds, Inc., P.O. Box 419022, Kansas City, Missouri 64141-6022.
The Transfer Agent will require a
signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if the following conditions apply:
(1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record or mailed or wired to a commercial bank account previously designated on the Purchase Application. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if: (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

REDEMPTION BY TELEPHONE - If a Shareholder has so designated on the Purchase Application, a Shareholder may request the redemption of Shares by telephone and have the payment of redemption requests sent through ACH to a federally insured depository account previously designated by the Shareholder on the Purchase Application or mailed directly to the Shareholder at the Shareholder's address as recorded by the Transfer Agent. If a shareholder has payment sent through ACH, please allow 24 to 48 hours for available funds. There is currently no charge for having payment of redemption requests mailed or sent through ACH to a designated bank account. Such ACH redemption requests may be made by the Shareholder by telephone to the Company. For telephone redemptions, call the Company at 1-800-OMAHA-03. Neither the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all telephone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or taxpayer identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Transfer Agent at the address listed above under "HOW TO PURCHASE AND REDEEM SHARES- Redemption by Mail."

AUTO WITHDRAWAL PLAN - The Auto Withdrawal Plan enables Shareholders of the Fund to make regular monthly or quarterly redemptions of Shares. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $100. To participate in the Auto Withdrawal Plan, Shareholders should call 1-800-OMAHA-03 for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities. For a Shareholder to change his or her Auto Withdrawal Plan instructions, the request must be made in writing to the Company.

PAYMENTS TO SHAREHOLDERS - Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption. However, to the greatest extent possible, the Fund will attempt to honor requests from Shareholders for next day payments upon redemption of Shares if the request for redemption is received by the Transfer Agent before 4:00 p.m. Eastern Time on a Business Day or, if the request for redemption is received after 4:00 p.m. Eastern Time, to honor requests for payment on the second Business Day, unless it would be disadvantageous to the Fund or the Shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

The Company may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Company may delay the forwarding of proceeds for up to 15 days until payment has been collected for the purchase of such Shares. The Company intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Company may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price, which portfolio securities may or may not be liquid. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Due to the relatively high cost of handling small investments, the Fund reserves the right to redeem, at net asset value, the Shares of the Fund of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of a decrease in the market prices of such Shares or the establishment of an account with less than $500 using the Auto Invest Plan or pursuant to a payroll deduction plan), the account of such Shareholder has a value of less than $500. Accordingly, an investor purchasing Shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Fund exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $500.

See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Company may suspend the right of redemption in light of the Company's responsibilities under the 1940 Act.


DIVIDENDS AND TAXES

DIVIDENDS - The net investment income of the Fund is declared monthly as a dividend to Shareholders. Such dividends are generally declared at the close of business on the day of declaration and paid monthly. Distributable net realized capital gains are distributed at least annually. A Shareholder of the Fund will automatically receive all distributions in additional full and fractional Shares of the Fund at the net asset value as of the date of payment unless the Shareholder elects to receive such dividends in cash. Such election, or any revocation thereof, must be made in writing to the Fund, addressed to: First Omaha Funds, Inc., P.O. Box 419022, Kansas City, Missouri 64141-6022, and will become effective with respect to dividends having record dates after its receipt by the Transfer Agent. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of the Shares in the Fund.

FEDERAL TAXES - The Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interest of the Fund's Shareholders.
Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its Shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends 100% of the Fund's investment company taxable income (before deduction of dividends paid).

In order to avoid the imposition of an excise tax, the Fund is required to distribute annually, prior to calendar year end, 98% of taxable ordinary income on a calendar year basis, 98% of capital gain net income realized in the 12 months preceding October 31, and the balance of undistributed taxable ordinary income and capital gain net income from the prior calendar year. If distributions during the calendar year are less than the required amounts, the Fund would be subject to a nondeductible 4% excise tax on the deficiency.

A Shareholder receiving a distribution of ordinary income and/or an excess of short-term capital gain over net long-term capital loss would treat it as a receipt of ordinary income even if paid in additional Shares and not in cash. Shareholders not subject to federal income tax on their income will not, however, be required to pay federal income tax on any amounts distributed to them. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends, if any, qualifying for the dividends-received deduction received by the Fund bear to its gross income.

Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held shares. Such distributions are not eligible for the dividends-received deduction.

If the net asset value of a Share is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the

Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

STATE TAXES - Even though a portion of distributions of net income to Fund Shareholders will be attributable to interest on U.S. Treasury obligations, which may be exempt from state or local tax if received directly by a Shareholder, Shareholders of the Fund may be subject to state and local taxes with respect to their ownership of Shares or their receipt of distributions from the Fund. In addition, to the extent Shareholders receive distributions of income attributable to investments in repurchase agreements by the Fund, such distribution may also be subject to state or local taxes.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Fund and its Shareholders. Potential investors in the Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

Shareholders will be advised at least annually as to the income tax consequences of distributions made to them during the year.


MANAGEMENT OF THE COMPANY

DIRECTORS OF THE COMPANY - Overall responsibility for management of the Company rests with the Board of Directors. The Company, on behalf of the Fund, has entered into agreements with various parties to provide investment advisory, administration, distribution, transfer agency, custodian and other services. The Company will be managed by the Directors in accordance with the laws of Nebraska governing corporations.

The Directors receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Directors they attend. The officers of the Company receive no compensation directly from the Company for performing the duties of their offices.


INVESTMENT ADVISER - FNC Trust Group, N.A., the investment adviser of the Fund, was established in May, 1997 as a wholly owned subsidiary of First National Colorado, Inc. First National Colorado, Inc. is a wholly owned subsidiary of First National Nebraska, Inc.


The Adviser was created to provide trust and asset management services both directly and as an agent for banks with trust powers. Currently, the Adviser provides trust administrative and asset management services as an agent for clients of Union Colony Bank, Greeley, Colorado and has offices in Boulder and Loveland, Colorado, directly servicing those communities. The predecessor to the Adviser was the Trust Division of Union Colony Bank, whose staff moved to the Adviser upon its formation. The Adviser has no previous experience in managing a registered investment company. David Jordan, the portfolio manager, has been the Senior Investment Officer of First National Bank of Fort Collins since 1995. From 1992 to 1995 he served as Portfolio Manager of First Interstate Bank of Denver.


The Adviser provides a full range of trust and asset management services to clients. As of 12/31/97, FNC had $225 million in assets under administration either directly or as agent, including over $170 million for which the Adviser had investment responsibility.





Subject to the general supervision of the Company's Board of Directors and in accordance with the Fund's investment objectives and restrictions, the Adviser manages the investments of the Fund, makes decisions with respect to and places orders for, all purchases and sales of the Fund's portfolio securities, and maintains the Fund's records relating to such purchases and sales. All investment decisions for the Fund are made by an investment committee and no one person is primarily responsible for making recommendations to that committee.

For the services provided and expenses assumed pursuant to its investment advisory agreement with the Company, the Adviser receives a fee from the Fund, computed daily and paid monthly, equal to the lesser of: (1) a fee at the annual rate of seventy-five one-hundredths of one percent (.75%) of the Fund's average daily net assets, or
(2) such other fee as may be agreed upon in writing from time to time by the Company and the Adviser. Investment advisory fees of seventy-five one-hundredths of one percent (.75%) and higher are higher than similar fees charged by most other mutual funds. The Adviser may periodically voluntarily waive all or a portion of its advisory fee with respect to the Fund. These waivers may be terminated at any time at the Adviser's discretion. The Adviser may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fee will cause the yield and total return of the Fund to be higher than it would be in the absence of such reduction.

ADMINISTRATOR AND DISTRIBUTOR - Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202-5712, acts as administrator for the Fund. As compensation for its administrative services (which include clerical, compliance, regulatory, fund accounting and other services) and the assumption of related expenses, the Administrator is entitled to a fee, computed daily and payable monthly, at an annual rate of twenty one-hundredths of one percent (.20%) of the Fund's average net assets subject to a minimum fee of $50,000. The Administrator may periodically voluntarily waive all or a portion of its administrative fee with respect to the Fund. These waivers may be terminated at any time at the Administrator's discretion. The Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fee will cause the performance of the Fund to be higher than it would be in the absence of such reduction. Messrs. Snyder and Pavlick, officers of the Company, are officers and/or employees of the Administrator.

Sunstone Distribution Services, LLC, an affiliate of the Administrator, acts as distributor for the Fund. The Distributor receives no compensation from the Fund under its Distribution Agreement with the Company, but may receive compensation under the Distribution and Service Plan described below.

EXPENSES - The Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, and issue and transfer taxes, if any) purchased for the Fund. The Fund will bear the following expenses relating to its operations: organizational expenses; taxes; interest; any brokerage fees and commissions; fees and expenses of the Directors of the Company; Commission fees; state securities qualification fees; costs of preparing and printing Prospectuses for regulatory purposes and for distribution to its current Shareholders; outside auditing and legal expenses; advisory and administration fees; fees and out-of-pocket expenses of the Administrator, Custodian and Transfer Agent; costs for independent pricing service; certain insurance premiums; costs of maintenance of the Company's existence; costs of Shareholders' and Directors' reports and meetings; distribution expenses incurred pursuant to the Distribution and Service Plan described below; and any extraordinary expenses incurred in the Fund's operation.

DISTRIBUTION PLAN - Pursuant to Rule 12b-l under the 1940 Act, the Company has adopted a Distribution and Service Plan (the "Plan"), under which the Fund is authorized to pay a periodic amount representing distribution expenses calculated at an annual rate not to exceed twenty-five one-hundredths of one percent (.25%) of the average daily net assets of the Fund. Such amount may be used to pay banks (including the Adviser), broker-dealers and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor or the Fund and the Participating Organization. Under the Plan, a Participating Organization may include the Distributor, its subsidiaries and its affiliates.

ADMINISTRATIVE SERVICES PLAN - The Company has adopted an Administrative Services Plan (the "Services Plan") pursuant to which the Fund is authorized to pay compensation to banks and other financial institutions, which may include the Adviser, its correspondent and affiliated banks, and the Administrator and its affiliates (each a "Service Organization"), which agree to provide certain ministerial, record keeping and/or administrative support services for their customers or account holders (collectively, "customers") who are the beneficial or record owner of Shares of the Fund. In consideration for such services, a Service Organization receives a fee from the Fund, computed daily and paid monthly at an annual rate of up to twenty-five one-hundredths of one percent (.25%) of the average daily net asset value of Shares of the Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services.

The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation to perform certain ministerial, record keeping and/or administrative support services with respect to the beneficial or record owners of Shares of the Fund, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the Shares of the Fund, providing sub-accounting with respect to Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Shares of the Fund pursuant to specific or pre-authorized instructions.

As authorized by the Services Plan, the Company has entered into a Servicing Agreement with First National Bank of Omaha ("FNBO"), an affiliate of the Adviser pursuant to which FNBO has agreed to provide certain administrative support services in connection with Shares of the Fund owned of record or beneficially by its customers. Such administrative support services may include, but are not limited to: (1) processing dividend and distribution payments from the Fund on behalf of customers; (2) providing periodic statements to its customers showing their positions in the Shares; (3) arranging for bank wires; (4) responding to routine customer inquiries relating to services performed by the Adviser or FNBO; (5) providing sub-accounting with respect to the Shares beneficially owned by FNBO's customers or the information necessary for sub-accounting; (6) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (7) aggregating and processing purchase, exchange and redemption requests from customers and placing net purchase, exchange and redemption orders for customers; and (8) providing customers with a service that invests the assets of their account in the Shares pursuant to specific or pre-authorized instructions. In consideration of such services, the Company, on behalf of the Fund, may pay FNBO a monthly fee, computed at the annual rate of ten one-hundredths of one percent (.10%) of the average aggregate net asset value of Shares of the Fund held during the period by customers for whom FNBO has provided services under the Servicing Agreement. FNBO may periodically voluntarily reduce all or a portion of its administrative services fee with respect to the Fund. The reduction of such fee will cause the yield and total return of the Fund to be higher than they would be in the absence of such reduction.

BANKING LAWS - The Adviser and the Custodian believe that each possesses the legal authority to perform the services for the Fund contemplated by the Plan adopted by the Company, the Investment Advisory Agreement and the Custodian Agreement with the Company and administrative support services contemplated by the Servicing Agreement with the Company, as described in this Prospectus, without violation of applicable banking laws and regulations, and has so represented in the Investment Advisory Agreement, the Servicing Agreement and the Custodian Agreement with the Company. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which the Adviser or the Custodian could continue to perform such services for the Fund. It is not anticipated, however, that any change in the Company's method of operations would affect its net asset value per Share or result in financial losses to any Shareholder. See "MANAGEMENT OF THE COMPANY - Glass-Steagall Act" in the Statement of Additional Information for further discussion of applicable law and regulations.


GENERAL INFORMATION

DESCRIPTION OF THE COMPANY AND ITS SHARES - The Company was organized as a Nebraska corporation on October 12, 1994. Each Share of the Fund represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Directors (see "Miscellaneous" below).

The Articles of Incorporation of the Company permit the Company, by resolution of its Board of Directors, to create new series of common shares relating to new investment portfolios or to subdivide existing series of Shares into sub-series or classes. Classes could be utilized to create differing expense and fee structures for investors in the same Fund. Differences could exist, for example, in the sales load, Rule 12b-1 fees or service plan fees applicable to different classes of Shares offered by the Fund. Such an arrangement could enable the Company to tailor its marketing efforts to a broader segment of the investing public with a goal of attracting additional investments in the Fund.

While the Board of Directors of the Company has not created any such sub-series or classes, it could do so in the future without Shareholder approval.
However, any such creation of classes would require compliance with regulations the Commission has adopted under the 1940 Act.

Shareholders are entitled to one vote for each Share owned and a proportionate fractional vote for any fraction of a Share owned, and will vote in the aggregate and not by series or Fund except as otherwise expressly required by law. For example, Shareholders of the Fund will vote in the aggregate with other Shareholders of the Company with respect to the election of Directors and ratification of the selection of independent accountants. However, Shareholders of the Fund will vote as a series, and not in the aggregate with other Shareholders of the Company, for purposes of approval of such Fund's Investment Advisory Agreement and the Plan. In connection with any election of Directors, Shareholders are entitled to cumulate their votes by casting the number of votes equal to the number of directorships being filled multiplied by the number of Shares held, and to cast all of such votes for one candidate or to distribute them among several candidates as the Shareholder sees fit.

The Adviser will possess, in a fiduciary capacity on behalf of its underlying accounts, voting or investment power with respect to a substantial majority of the outstanding Shares of the Fund and therefore, will be presumed to control the Fund within the meaning of the 1940 Act.

Overall responsibility for the management of the Fund is vested in the Board of Directors of the Company. See "MANAGEMENT OF THE COMPANY - Directors and Officers." Individual Directors are elected by the Shareholders of the Company and may be removed by the Board of Directors or Shareholders of the Company in accordance with the provisions of the Articles of Incorporation and Bylaws of the Company and Nebraska law. See "ADDITIONAL INFORMATION - Miscellaneous" in the Statement of Additional Information for further information.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Articles of Incorporation, the 1940 Act or other authority except, under certain circumstances, to elect Directors, amend the Articles of Incorporation, the Investment Advisory Agreement, the Plan or the Fund's fundamental policies and to satisfy certain other requirements. To the extent that such a meeting is not required, the Company may elect not to have an annual or special meeting. However, the Company has undertaken to hold a meeting of Shareholders to consider the removal of any Director if requested by the holders of at least 10% of the Company's outstanding Shares.

CUSTODIAN - First National Bank of Omaha (the "Custodian"), an affiliate of the Adviser, serves as custodian for the Fund. Pursuant to the Custodian Agreement with the Company, the Custodian receives compensation from the Fund for such services in an amount equal to a fee, computed daily and paid monthly, at the annual rate of three one-hundredths of one percent (.03%) of the Fund's average daily net assets. The Custodian may periodically waive all or a portion of its custody fees with respect to the Fund. These waivers may be terminated at any time at the Custodian's discretion.

TRANSFER AGENCY SERVICES - First National Bank of Omaha (the "Transfer Agent"), an affiliate of the Adviser, serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement with the Company. Pursuant to such Agreement, the Transfer Agent, among other things, provides, or agrees to cause others to provide, the following services in connection with the Fund's Shareholders of record: maintenance of shareholder records for the Fund's Shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Fund on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee from the Fund based on the number of Shareholders of record, subject to certain minimum amounts from the Fund.

DST Systems, Inc., 210 W. 10th Street, Kansas City, Missouri 64105-1614, serves as sub-transfer agent for the Fund pursuant to a Sub-Transfer Agency Agreement with First National Bank of Omaha. DST Systems, Inc. performs the principal services as transfer agent for the Fund under such Agreement and receives a fee from the Transfer Agent for such services.

MISCELLANEOUS - Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

As used in this Prospectus and in the Statement of Additional Information, "assets belonging to the Fund" means the consideration received by the Fund upon the issuance or sale of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Company not readily identified as belonging to the Fund that are allocated to the Fund by the Company's Board of Directors. The Board of Directors may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Directors of the Company as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of:
(1) 67% or more of the votes of Shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (2) the holders of more than 50% of the outstanding Shares of the Fund.


ADDITIONAL PERFORMANCE INFORMATION

The Fund is successor to a common trust fund. The following table describes the performance of the predecessor common trust fund. The common trust fund was managed by the Adviser who manages the Fund, and the Adviser has represented that the Fund is managed in a manner that is in all material respects equivalent to the management of the common trust fund. However, the following information should not be viewed as an indication of the future performance of the Fund. The tables below include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses borne by the Fund. The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.


                          AVERAGE ANNUAL TOTAL RETURNS
                               COMMON TRUST FUND
                    FOR THE PERIODS ENDED DECEMBER 31, 1997


                     ONE    THREE    FIVE      SINCE
                     YEAR   YEARS   YEARS   COMMENCEMENT
                    ------  ------  ------  ------------
Pooled Growth Fund  _____%  _____%  _____%    _____%(1)

(1) The predecessor common trust fund commenced operations on November 30, 1992.

                 TOTAL RETURNS FOR THE YEARS ENDED DECMBER 31,


       GROWTH FUND(1)
YEARS
1997         ____%
1996         ____%
1995         ____%
1994         ____%
1993         ____%
1992         ____%(2)

(1) Results include performance of common trust fund, which has been adjusted to reflect the Fund's operating expenses.
(2) Total return from November 30, 1992 through December 31, 1992 (not annualized)

Performance quotations of the Fund represent its past performance and should not be considered as representative of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISER
FNC Trust Group, n.a.
1701 23rd Avenue
Greeley, CO 80632


CUSTODIAN
First National Bank of Omaha
One First National Center
Omaha, Nebraska 68102-1596

ADMINISTRATOR
Sunstone Financial Group, Inc.
207 E. Buffalo Street, Suite 400
Milwaukee, Wisconsin 53202-5712

DISTRIBUTOR
Sunstone Distribution Services, LLC
207 E. Buffalo Street, Suite 400
Milwaukee, Wisconsin 53202-5712

LEGAL COUNSEL
Cline, Williams, Wright, Johnson & Oldfather
One Pacific Place
1125 S. 103rd Street, Suite 720
Omaha, Nebraska 68124-1071

AUDITORS
KPMG Peat Marwick LLP
Two Central Park Plaza, Suite 1501
Omaha, Nebraska 68102-1636

For more INFORMATION call 1-800-OMAHA-03 or write to: First Omaha Funds, P.O. Box 419022, Kansas City, Missouri 64141-6022

                           First Omaha Growth Fund
                         An Investment Portfolio of
                           FIRST OMAHA FUNDS, INC.

                     Statement of Additional Information


                               March 29, 1998


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus (the "Prospectus") of the First Omaha Growth Fund (the "Fund") dated as of the date hereof. The Fund is a separate investment portfolio of First Omaha Funds, Inc. (the "Company"). This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Company, P.O. Box 419022, Kansas City, Missouri, 64141-6022, or by telephoning toll free
(800) OMAHA-03.

                              TABLE OF CONTENTS

                                                                Page
                                                                ----
            THE COMPANY                                          B-3

            INVESTMENT OBJECTIVES AND POLICIES                   B-3

               Additional Information on Portfolio Instruments   B-3
               Investment Restrictions                           B-8
               Portfolio Turnover                               B-10

            NET ASSET VALUE                                     B-10

            ADDITIONAL PURCHASE AND REDEMPTION INFORMATION      B-10

            MANAGEMENT OF THE COMPANY                           B-11

               Directors and Officers                           B-11
               Investment Adviser                               B-13
               Portfolio Transactions                           B-14
               Glass-Steagall Act                               B-15
               Administrator/Fund Accountant                    B-16
               Expenses                                         B-18
               Distributor                                      B-18
               Administrative Services Plan                     B-19
               Custodian                                        B-20
               Transfer Agency Services                         B-21
               Auditors                                         B-21
               Legal Counsel                                    B-21

            ADDITIONAL INFORMATION                              B-21

               Organization and Capital Structure               B-21
               Shareholder Meetings                             B-22
               Ownership of Shares                              B-23
               Vote of a Majority of the Outstanding Shares     B-23
               Additional Tax Information                       B-23
               Calculation of Total Return                      B-24
               Distribution Rates                               B-24
               Performance Comparisons                          B-24
               Miscellaneous                                    B-25

            APPENDIX                                             A-1

                      STATEMENT OF ADDITIONAL INFORMATION


                                 THE COMPANY

     First Omaha Funds, Inc. (the "Company") is an open-end management investment company. The Growth Fund is a diversified no-load investment portfolio of the Company. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Fund. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Fund should be made without first reading the Fund's Prospectus.


                     INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

     The following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus for the Fund.

     Bank Obligations. The Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $______________ (as of the date of their most recently published financial statements).

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $___________ (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

     The Fund may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U. S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs except they are issued by Canadian offices of major Canadian banks.

     Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

     The Fund may invest in commercial paper which must be rated by an NRSRO in one of the top three categories. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. The Fund may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

     Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand. The Fund will not invest more than 5% of its assets in such securities.

     Foreign Investment. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs, investment companies that invest in foreign securities and securities purchased on foreign securities exchanges, may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. The Fund will acquire such securities only when the Adviser believes the risks associated with such investments are minimal.

     U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

     When-Issued Securities. As discussed in the Prospectus, the Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when-issued" basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of
the Fund's commitment.   It may be expected that the Fund's net assets will
fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

     When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies and not for investment leverage.

     Medium-Grade Debt Securities. As stated in the Prospectus, the Fund may invest in securities within the four highest rating groups assigned by one or more appropriate NRSROs, including securities rated in the fourth highest rating group or, if unrated, judged by the Adviser to be of comparable quality ("Medium-Grade Securities").

     As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

     Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the price of

Medium-Grade Securities is generally subject to greater market risk and therefore reacts more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

     Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

     Particular types of Medium-Grade Securities may present special concerns. Some Medium-Grade Securities in which the Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

     The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade Securities.

     Securities of Other Investment Companies. The Fund may invest in securities issued by other investment companies, including in Shares of the First Omaha U.S. Government Obligations Fund (the "Money Market Fund"). The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of these Funds. Except as described in the Prospectus with respect to an investment in the Money Market Fund, as a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest, other than the Money Market Fund, may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by shareholders.

     Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the Adviser deems credit-worthy under guidelines approved by the Company's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements will be of the same type and quality as those in which the Fund may invest directly. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Directors of the Company believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

     Reverse Repurchase Agreements. As discussed in the Prospectus, the Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

     Illiquid Securities. The Fund may invest up to 5% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities). The Board of Directors has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. Certain securities ("restricted securities") exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended ("Securities Act") (securities that may be resold pursuant to Rule 144A or Regulation S under the Securities Act), may be considered liquid. The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Adviser to look to such factors as (a) the nature of the market for a security (including the institutional private or international resale market), (b) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (c) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (d) other permissible relevant factors. Certain securities, such as repurchase obligations maturing in more than seven days, are currently considered illiquid.

     Restricted securities may be sold only in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 5% of the value of its net assets is invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 5% or less of the value of its net assets.

Investment Restrictions

     The Fund's investment objective is a fundamental policy and may not be changed without a vote of the holders of a majority of the Fund's outstanding Shares. In addition, the following investment restrictions may be changed with respect to the Fund only by a vote of the majority of the outstanding Shares of the Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

     In addition to the investment restrictions set forth in the Prospectus, the Fund may not:

     1. Act as an underwriter or distributor of securities other than shares of the Fund except to the extent that the Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities;

     2. Purchase or sell commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on
                                      B-8
futures contracts or options, or from investing in securities or other instruments backed by physical commodities); and

     3. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities are not prohibited by this restriction).

     The following additional investment restrictions are not fundamental and may be changed without the vote of a majority of the outstanding Shares of the Fund. The Fund may not:

     1. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) the Fund may invest in other investment companies if, at the time of purchase
(i) the acquiring Fund will own no more than 3% of the shares of the investment company selling such shares, (ii) the value of the investment company shares acquired, when aggregated with the value of other shares of such investment company held by the acquiring Fund, does not exceed 5% of the total assets of the acquiring Fund, and (iii) the value of the investment company shares acquired, when aggregated with the value of any other shares of investment companies held by the acquiring Fund, does not exceed 10% of the total assets of the acquiring Fund;

     2. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs on average prices among them is not deemed to result in a securities trading account.);

     3. Acquire illiquid securities if, as a result of such investments, more than five percent (5%) of the Fund's net assets (taken at market value at the time of each investment) would be invested in illiquid securities. "Illiquid securities" means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities; and

     4. Engage in any short sales.

     If any percentage restriction described above (and in the Prospectus) is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause the Fund's investment in illiquid securities to exceed the Fund's limit on its investments in such securities, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.


                               NET ASSET VALUE

     As indicated in the Prospectus, the net asset value of the Fund is determined and the Shares of the Fund are priced as of the Valuation Time on each Business Day of the Company. A "Business Day" is a day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received) during which there is sufficient trading in portfolio instruments that the Fund's net asset value per share might be materially affected. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation of the Fund

     Each security traded on a U.S. national securities exchange or quoted on the NASDAQ National Market System ordinarily will be valued on the basis of its last sale price on the date of valuation or, if there are no sales that day, at the closing bid quotation. Securities traded on exchanges located outside of the U.S. will be valued on the basis of the price as of the most recent close of business on the exchange preceding the time of valuation. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Directors of the Company. Short-term securities are valued at either amortized cost or original cost plus accrued interest, which approximates current value.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Fund are sold on a continuous basis by the Distributor, and the Shares may be purchased either directly from the Fund or through Banks or certain other institutions. Investors purchasing Shares of the Fund may include officers, directors, or employees of the Adviser or the Adviser's correspondent or affiliated banks.

     The Company may suspend the right of redemption or postpone the date of payment for Shares of the Fund during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Company of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Company to determine the fair value of its net assets.


                           MANAGEMENT OF THE COMPANY

Directors and Officers

     Overall responsibility for management of the Company rests with its Board of Directors, which is elected by the Shareholders of the Company. The Directors elect the officers of the Company to supervise actively its day-to-day operations.

     The names of the Directors and officers of the Company, their addresses, and principal occupations during the past five years are as follows:


                                Position(s) Held with           Principal Occupation(s)
Name and Address                the Company                     During Past 5 Years
----------------                ----------------------          -------------------
David P. Greer*                 President and Director          Trust Officer, First
3623 South 107th Avenue                                         National Bank of Omaha
Omaha, NE  68124                                                (1987-1994); presently
                                                                retired

Randy M. Pavlick                Secretary                       Vice President - General
207 East Buffalo Street                                         Counsel, Sunstone Financial
Suite 400                                                       Group, Inc. (1993-present);
Milwaukee, WI  53202                                            previously in private law
                                                                practice with Foley &
                                                                Lardner, a law firm

Richard P. Snyder               Vice President and              Administration Services
207 East Buffalo Street         Treasurer                       Group Manager, Sunstone
Suite 400                                                       Financial Group, Inc.
Milwaukee, WI  53202                                            (1993-present); previously
                                                                Audit Manager, Sta-Rite
                                                                Industries, Inc.
                                                                (1990-1993)


Joseph Caggiano            Director                Vice Chairman (1967-1993),
302 South 36th Street                              Chief Financial Officer
Omaha, NE  68131                                   (1967-1991) and
                                                   Vice-Chairman Emeritus
                                                   (1993-present) of Bozell
                                                   Jacobs

Harry A. Koch, Jr.*        Director                President and Treasurer,
P.O. Box 6215                                      The Harry A. Koch Co.,
Omaha, NE  68106                                   insurance agents and
                                                   brokers (1958-present)

Robert A. Reed             Director                President and Chief
2600 Dodge Street                                  Executive Officer,
Omaha, NE  68131                                   Physicians Mutual Insurance
                                                   Company and Physicians Life
                                                   Insurance Company
                                                   (1974-present)

Gary Witt                  Director                President and Shareholder,
11837 Miracle Hills Drive                          Lutz & Company, P.C.,
Suite 100                                          Certified Public
Omaha, NE  68154                                   Accountants (1987-present)


------------------
     * Denotes "interested directors" as defined in the 1940 Act.

     Mr. Witt joined the Board in March 1997, filling the vacancy created by the death of M.T. Crummer.

     The following table sets forth certain information concerning compensation paid by the Company to its Directors and officers in the fiscal year ending March 31, 1997.


                                                 Pension or
                            Aggregate        Retirement Benefits
                          Compensation            Accrued              Estimated
Name and                   to be Paid            as Part of             Annual          Total Compensation
Position                   by Company         Company Expenses    Retirement Benefits      From Company
--------              --------------------  --------------------  -------------------  --------------------
David P. Greer              $4,000                  -0-                   -0-                $4,000
President and
Director

Randy M. Pavlick              -0-                   -0-                   -0-                  -0-
Secretary

Richard P. Snyder             -0-                   -0-                   -0-                  -0-
Vice President and


Treasurer

Joseph Caggiano             $4,000                  -0-                   -0-                $4,000
Director

Harry A. Koch, Jr.          $4,000                  -0-                   -0-                $4,000
Director

Robert A. Reed              $4,000                  -0-                   -0-                $4,000
Director

M.T. Crummer                $2,500                  -0-                   -0-                $2,500
Director

     As of January 9, 1998, the Company's officers and Directors, as a group, owned 0% of the Fund's outstanding Shares.

     The officers of the Company receive no compensation directly from the Company for performing the duties of their offices. Sunstone Financial Group, Inc. receives fees from the Fund for acting as administrator and the Administrator or its affiliates may receive fees from the Fund pursuant to the Distribution and Service Plan and the Administrative Services Plan described below. Messrs. Pavlick and Snyder are employees of, and are compensated by, the Administrator.

Investment Adviser

     Investment advisory services are provided to the Fund by FNC Trust Group, n.a. (the "Adviser") pursuant to the Investment Advisory Agreement dated as of February 3, 1998 (the "Investment Advisory Agreement"). The Adviser is a wholly owned subsidiary of First National Colorado, Inc. which is a wholly owned subsidiary of First National of Nebraska, Inc., a Nebraska corporation.

     Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Fund. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund will pay the Adviser a fee equal to the lesser of (a) a fee computed daily and paid monthly, at an annual rate of seventy-five one-hundredths of one percent (.75%) of the average daily net assets of the Fund, or (b) such other fee as may be agreed upon from time to time in writing by the Company and the Adviser. The Adviser may periodically voluntarily reduce all or a portion of its advisory fee with respect to the Fund, which reduction would increase the net income of the Fund available for distribution as dividends.

     Unless sooner terminated, the Investment Advisory Agreement for the Fund will continue in effect until February 3, 1999 and from year to year thereafter, if, as to the Fund, such continuance is approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding Shares of the Fund (as defined under "GENERAL

INFORMATION - Miscellaneous" in the Prospectus), and a majority of the Directors who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days written notice without penalty by the Directors, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

     The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

Portfolio Transactions

     Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Directors of the Company and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute the Fund's portfolio transactions. Purchases from underwriters of other portfolio securities for the Fund generally includes a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Company, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund. The Adviser may authorize the Fund to pay a commission in excess of the commission another broker-dealer would have charged if the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed either in terms of that particular transaction or the Adviser's overall responsibilities to the accounts it manages. While the Adviser generally seeks competitive commissions, the Company may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

     Except as otherwise disclosed to the Shareholders of the Fund and as permitted by applicable laws, rules and regulations, the Company will not, on behalf of the Fund, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

     Investment decisions for the Fund are made independently from those for the other Funds of the Company, any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Company. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Company is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund.

Glass-Steagall Act

     In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statutes commonly referred to as the Glass-Steagall Act prohibit a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision:
(a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

     The Adviser and the Custodian believe that each possesses the legal authority to perform the services for the Fund contemplated by the Prospectus, this Statement of Additional Information, the Investment Advisory Agreement, the Custodian Agreement and the Servicing Agreement without violation of applicable statutes and regulations. The Adviser has been advised by its counsel that counsel believes that such laws should not prevent the Adviser from providing the services required of it under the Investment Advisory Agreement and the Servicing Agreement. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict the Adviser from continuing to perform such services for the Company. Depending upon the nature of any changes in the services which could be provided by the Adviser, the Board of Directors of the Company would review the Company's relationship with the Adviser and consider taking all action necessary in the circumstances.

     Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of the Adviser and its affiliated and correspondent banks in connection with Customer purchases of Shares of the Fund, those banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Company's method of operations would affect its net asset value per share or result in financial losses to any Customer.

Administrator/Fund Accountant

     Sunstone Financial Group, Inc. serves as administrator and fund accountant (the "Administrator") to the Fund pursuant to the Amended and Restated Administration and Fund Accounting Agreement dated November 4, 1997 and amended and restated February 3, 1998 (the "Administration Agreement"). The Administrator and its affiliates provide administration, distribution and fund accounting services to other investment companies.

     Under the Administration Agreement, the Administrator has agreed to provide office space, facilities, equipment and personnel, compile data for and prepare with respect to the

Fund timely Notices to the Commission required pursuant to Rule 24f-2 under the Act and semi-annual reports on Form N-SAR; prepare and file all federal income and excise tax returns and state income tax returns (and such other required tax filings as may be agreed to by the parties) other than those required to be made by the Fund's custodian or transfer agent; prepare compliance filings relating to the registration of the securities of the Fund pursuant to state securities laws with the advice of Fund's counsel; perform securities valuations; determine the income and expense accruals of the Fund; calculate daily net asset values of the Fund; maintain all general ledger accounts and related subledgers; prepare financial statements for the Annual and Semi-Annual Reports required pursuant to Section 30(d) under the Act; review the Registration Statement for the Fund (on Form N-1A or any replacement therefor) and any amendments thereto, and proxy materials; prepare and monitor the Fund's expense accruals and cause all appropriate expenses to be paid from Fund assets on proper authorization from the Funds; assist in the acquisition of First Omaha Funds' fidelity bond required by the Act, monitor the amount of the bond and make the necessary Commission filings related thereto; check the Fund's compliance with the policies and limitations relating to portfolio investments as set forth in the Prospectus, Statement of Additional Information and Articles of Incorporation and monitor the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended; maintain, and/or coordinate with the other service providers the maintenance of, the accounts, books and other documents required pursuant to Rule 31a-1(a) and (b) under the Act; and generally assist in the Fund's administrative operations.

     The Administrator receives a fee from the Fund for its services as administrator and fund accountant and expenses assumed pursuant to the Administration Agreement, equal to the lesser of a fee calculated daily and paid periodically, at the annual rate of twenty one-hundredths of one percent (.20%) of the Fund's average daily net assets subject to a minimum fee of $50,000 for the Fund, or such other fee as may be agreed upon in writing by the Company and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its fee with respect to the Fund in order to increase the net income of the Fund available for distribution as dividends.

     Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until April 10, 1999. The Administration Agreement thereafter shall be renewed automatically for successive one-year terms, unless earlier terminated. The Administration Agreement is terminable with respect to the Fund only upon mutual agreement of the parties to the Administration Agreement and, after the initial term, on not less than 90 days' notice by the Company's Board of Directors or by the Administrator.

     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

     The Investment Advisory Agreement provides that if total expenses borne by the Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Adviser will reimburse the Fund by the amount of such excess in proportion to its respective fees. As of the date of this Statement of Additional Information, the Fund is not aware of any state imposed expense limitation applicable to the Fund. Fees imposed upon customer accounts by the Adviser or its affiliated or correspondent banks for cash management services are not included within Fund expenses for purposes of any such expense limitation.

Distributor

     Sunstone Distribution Services, LLC serves as agent for the Fund in the distribution of its Shares pursuant to a Distribution Agreement dated January 1, 1997 and amended February 3, 1998 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement remains in effect from year to year for successive annual periods ending on June 30 if approved at least annually (a) by the Company's Board of Directors or by the vote of a majority of the outstanding shares of the Company, and (b) by the vote of a majority of the Directors of the Company who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

     The Distributor solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Distribution Agreement with the Company, but may receive compensation under the Distribution and Service Plan described below.

     As described in the Prospectus, the Company has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to make payments to banks, including the Adviser, other institutions and broker-dealers, (with all of the foregoing organizations being referred to as "Participating Organizations") for providing distribution or shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into upon the recommendation of the Distributor. The Plan authorizes the Fund to make payments in an amount not in excess, on an annual basis, of 0.25% of the average daily net assets of the Fund. As required by Rule 12b-1, the Plan was approved by the sole shareholder of the Fund and by the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Directors"). The Plan may be terminated as to the Fund by vote of a majority of the Independent Directors, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires Shareholder approval. The Directors review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Directors including a majority of the Independent Directors, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Directors who are not interested persons of the Company shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Directors or by a vote of the majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (a) by the vote of a majority of the Independent Directors, and (b) by a vote of a majority of the entire Board of Directors cast in person at a meeting called for that purpose. The Board of Directors has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition, the Directors in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its Shareholders.

     The Board of Directors of the Company believes that the Plan is in the best interests of the Fund since it encourages Fund growth. As the Fund grows in size, certain expenses, and therefore total expenses, per Share, may be reduced and overall performance per Share may be improved.

Administrative Services Plan

     As described in the Prospectus, the Company has also adopted an Administrative Services Plan (the "Services Plan") under which the Fund is authorized to pay certain financial institutions, including the Adviser, its correspondent and affiliated banks, and the Distributor (a "Service Organization"), to provide certain ministerial, record keeping, and administrative support services to their customers who own of record or beneficially Shares in the Fund. Payments to such service organizations are made pursuant to Servicing Agreements between the Company and the Service Organization. The Services Plan authorizes the Fund to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the average daily net assets of the Fund. The Services Plan has been approved by the Board of Directors of the Company, including a majority of the Directors who are not interested persons of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any Servicing Agreements thereunder (the "Disinterested Directors"). The Services Plan may be terminated as to the Fund by a vote of a majority of the Disinterested Directors. The Directors review quarterly a written report of the amounts expended pursuant to the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Directors, provided that any material amendments also require the vote of a majority of the Disinterested Directors. For so long as the Services Plan is in effect, selection and nomination of those Disinterested Directors shall be committed to the discretion of the Company's Disinterested Directors. All Servicing Agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Directors. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Directors, including a majority of the Disinterested Directors.

     As authorized by the Services Plan, the Company has entered into a Servicing Agreement with the Adviser pursuant to which the Adviser has agreed to provide certain administrative support services in connection with Shares of the Fund owned of record or beneficially by its customers. Such administrative support services may include, but are not limited to, (a) processing dividend and distribution payments from the Fund on behalf of customers; (b) providing periodic statements to its customers showing their positions in the Shares; (c) arranging for bank wires; (d) responding to routine customer inquiries relating to services performed by the Adviser; (e) providing sub-accounting with respect to the Shares beneficially owned by the Adviser's customers or the information necessary for sub-accounting; (f) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (g) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (h) providing customers with a service that invests the assets of their account in the Shares pursuant to specific or preauthorized instructions. In consideration of such services, the Company, on behalf of the Fund, may pay the Adviser a monthly fee, computed at the annual rate of .10% of the average aggregate net asset value of Shares of the Fund held during the period by customers for whom the Adviser has provided services under the Servicing Agreement. In addition, the Company, on behalf of the Fund, may enter into, from time to time, other Servicing Agreements with other service organizations pursuant to which such Service Organizations will provide similar services as those discussed above.

Custodian

     First National Bank of Omaha (the "Custodian"), an affiliate of the Adviser, One First National Center, Omaha, Nebraska 68102, in addition to serving as the transfer agent to the Fund, also serves as custodian to the Fund pursuant to the Custodian Agreement as amended through February 3, 1998 (the "Custodian Agreement"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Fund's investments. In consideration of such services, the Fund pays the Custodian a fee, computed daily and paid monthly, at the annual rate of .03% of the Fund's average daily net assets.

     Unless sooner terminated, the Custodian Agreement will continue in effect until terminated by either party upon 60 days advance written notice to the other party. Notwithstanding the foregoing, the Custodian Agreement, with respect to the Fund, will be approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectus), and a majority of the Directors who are not parties to the

Custodian Agreement or interested persons (as defined in the 1940 Act) of any party to the Custodian Agreement by votes cast in person at a meeting called for such purpose.

     In the opinion of the staff of the Commission, since the custodian is serving as both the investment adviser and custodian of the Fund, the Fund and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act, and therefore the Fund and the Custodian will comply with the requirements of such rule.

Transfer Agency Services

     First National Bank of Omaha (the "Transfer Agent"), an affiliate of the Adviser, serves as transfer agent and dividend disbursing agent for the Company pursuant to the Transfer Agency Agreement as amended through February 3, 1998. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with the Fund's shareholders of record: maintenance of shareholder records for each of the Company's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Company on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record. Pursuant to authority in the Transfer Agency Agreement, the Transfer Agent has appointed as sub-transfer agent DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105.

Auditors

     KPMG Peat Marwick LLP, Two Central Park Plaza, Suite 1501, Omaha, Nebraska 68102, are the auditors of the Company.

Legal Counsel

     Cline, Williams, Wright, Johnson & Oldfather, 1900 FirsTier Bank Building, Lincoln, Nebraska 68508, is counsel to the Company.


                             ADDITIONAL INFORMATION

Organization and Capital Structure

     The Company is authorized to issue a total of 1,000,000,000 Shares of common stock in series with a par value of $.00001 per share. Fifty million of these Shares have been authorized by the Board of Directors to be issued in series designated for the Fund, with an additional Five Hundred fifty million Shares having previously been authorized by the Board of Directors to be issued in series designated for the existing six Funds. The Board of Directors may authorize additional Shares in series, or may divide the Shares of any existing or new series into two or more subseries or classes, all without shareholder approval.

     All Shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All Shares have equal voting rights. They can be issued as full or fractional Shares. A fractional Share has pro rata the same kind of rights and privileges as a full Share. The Shares possess no preemptive or conversion rights.

     Each Share of the Fund has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the Shares. On some issues, such as the election of directors, all Shares of the Fund vote together as one series. Cumulative voting is authorized. This means that in a vote for the election of directors, Shareholders may multiply the number of Shares they own by the number of directorships being filled and then allocate such votes to one or more directors. On issues affecting only a particular Fund, the Shares of the affected Fund vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund.

Shareholder Meetings

     It is possible that the Fund will not hold annual or periodically scheduled regular meetings of Shareholders. Annual meetings of Shareholders will not be held unless called by the Shareholders pursuant to the Nebraska Business Corporation Act or unless required by the Investment Company Act of 1940 and the rules and regulations promulgated thereunder. Special meetings of the Shareholders may be held, however, at any time and for any purpose, if called by (a) the Chairman of the Board, the President and two or more directors, (b) by one or more Shareholders holding ten percent or more of the Shares entitled to vote on matters presented to the meeting, or (c) if the annual meeting is not held within any thirteen month period, the local district court, upon application of any Shareholder, may summarily order that such meeting be held. In addition, the 1940 Act requires a Shareholder vote for all amendments to fundamental investment policies, investment advisory contracts and amendments thereto.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Directors may be effectively acted upon by Shareholders of the Company voting without regard to series.

Ownership of Shares

     As of December 31, 1997, no shares of the Fund were issued or outstanding. It is contemplated that after the public offering of the Fund's shares, the Adviser and its affiliates will hold of record substantially all of the outstanding Shares of the Fund as agent, custodian, trustee or investment adviser on behalf of their customers.

Vote of a Majority of the Outstanding Shares

     As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of such Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding Shares of that Fund.

Additional Tax Information

     Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

     Foreign taxes may be imposed on the Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of the Fund's total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by the Fund.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of interest or dividends.

     Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

Calculation of Total Return

     As summarized in the Prospectus under the headings "PERFORMANCE INFORMATION" and "ADDITIONAL PERFORMANCE INFORMATION," average annual total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in such Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (a) adding to the total number of Shares purchased by a hypothetical $10,000 investment in the Fund all additional Shares which would have been purchased if all dividends and distributions paid during the period had been immediately reinvested; (b) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (c) assuming redemption at the end of the period; and (d) dividing this account value for the hypothetical investor by the initial $10,000 investment. Aggregate total return is a measure of change in value of an investment in the Fund over the relevant period and is similar to average annual total return except that the result is not annualized.

Distribution Rates

     The Fund may from time to time advertise current distribution rates which are calculated in accordance with the method discussed in the Prospectus.

Performance Comparisons

     Investors may judge the performance of the Fund by comparing them to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Donoghue's MONEY MARKET REPORT, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc.,

Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements, in sales literature and in reports to Shareholders.

     From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to Shareholders. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of performance of the Fund.

     Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, the Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of the Fund's quality, composition and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by the Adviser or its affiliated or correspondent banks for cash management services will reduce the Fund's effective yield and total return to Customers.

Miscellaneous

     The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the commission upon payment of the prescribed fee.

     The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                                  APPENDIX

    COMMERCIAL PAPER RATINGS. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-l+. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 by S&P indicates adequate capacity for timely payment. Such paper is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Commercial paper rated B by S&P is regarded as having only speculative capacity for timely payment. Commercial paper rated C by S&P is regarded as short-term obligations with a doubtful capacity for payment. Commercial paper rated D by S&P is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    Moody's Investors Service, Inc.'s ("Moody's") commercial paper rating are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

    Commercial paper rated F-l+ by Fitch Investors Service ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F-1 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., F-l+. Commercial paper rated F-2 by Fitch is regarded as having a satisfactory degree of assurance of timely payment, but the margin of safety is not as great as for issues assigned F-l+ or F-1 ratings. Commercial paper rated F-3 by Fitch is regarded as having characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade. Commercial paper rated F-S by Fitch is regarded as having characteristics suggesting a minimal degree of assurance for timely payment and is vulnerable to near term adverse changes in financial and economic conditions. Commercial paper rated D by Fitch is in actual or imminent payment default.

    The description of the three highest short-term debt ratings by Duff & Phelps, Inc. ("Duff") (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category) are as follows. Duff 1+ is regarded as having the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 is regarded as having a very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors.
Risk factors are minor. Duff 1- is regarded as having a high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are minor. Duff 2 is regarded as having a good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 is regarded as having a satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4 is considered as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 indicates that the issuer has failed to meet scheduled principal and/or interest payments.

    Commercial paper rated A1 by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA") is regarded by IBCA as obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of Al+ is assigned. Obligations rated A2 are supported by a good capacity for timely repayment. Obligations rated A3 are supported by a satisfactory capacity for timely repayment. Obligations rated B are those for which there is an uncertainty as to the capacity to ensure timely repayment. Obligations rated C are those for which there is a high risk of default or which are currently in default.

    The following summarizes the description of the three highest short-term ratings of Thomson BankWatch, Inc. ("Thomson"). TBW-1 is the highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1." TBW-3 is the lowest investment grade category and indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. TBW-4 is the lowest rating category and is regarded as non-investment grade and therefore speculative.

    The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.


    CORPORATE DEBT RATINGS. A S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    The following summarizes the four highest ratings used by Moody's for corporate debt. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa by Moody's are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa through Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

    The following summarizes the four highest long-term debt ratings by Duff. Debt rated AAA has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated A has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated BBB has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles.

    To provide more detailed indications of credit quality, the ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

    The following summarizes the four highest long-term debt ratings by Fitch (except for AAA ratings, plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally
rated "F-1+".   Bonds rated as A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment grade is higher than for bonds with higher ratings.

    The following summarizes IBCA's four highest long-term debt ratings. Obligations rated AAA are those for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA are those for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. Obligations rated A are those for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations rated BBB are those for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

    The following summarizes Thomson's description of its four highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed). AAA is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. AA is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. A is the third highest category and indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

MUNICIPAL OBLIGATIONS RATINGS
-----------------------------
    The following summarizes the three highest ratings used by Moody's for state and municipal short-term obligations. Obligations bearing MIG-1 or VMIG-1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2 or VMIG-2 denote high quality with ample margins of protection although not so large as in the preceding rating group. Obligations bearing MIG-3 or VMIG-3 denote favorable quality.
All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

    S&P SP-1, SP-2, and SP-3 municipal note ratings (the three highest ratings assigned) are described as follows:

        "SP-1": Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

        "SP-2": Satisfactory capacity to pay principal and interest.

        "SP-3": Speculative capacity to pay principal and interest.

    The following summarizes the four highest ratings used by Moody's for state and municipal bonds:

        "Aaa": Bonds judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        "Aa": Bonds judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        "A": Bonds which possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        "Baa": Bonds which are considered as medium grade obligations, i.e, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    The following summarizes the four highest ratings used by S&P for state and municipal bonds:

        "AAA": Debt which has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        "AA": Debt which has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

        "A": Debt which has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        "BBB": Debt which has adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS
-----------------------------------------------

Commercial Paper

    Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

    Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

    Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

    U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government.

U.S. Government Agency and Instrumentality Obligations

    Obligations of the U.S. government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association, the

Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U. S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.



                                     PART C
                                     ------
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements


          (1) Included in Part A:

               A. Audited Financial Highlights with respect to the Small Cap Value Fund, Equity Fund, Balanced Fund, Fixed Income Fund, Short/Intermediate Fixed Income Fund and U.S. Government Obligations Fund for the fiscal year ended March 31, 1997.


          (2)  Included in Part B:

               A. First Omaha Funds, Inc.'s Schedules of Portfolio Investments as of March 31, 1997. Statements of Assets and Liabilities as of March 31, 1997. Statements of Operations for the period ended March 31, 1997. Statements of Changes in Net Assets for the periods ended March 31, 1996 and 1997. Financial Highlights. Notes to Financial Statements.



     (b)  Exhibits


EXHIBIT
  NO.         DESCRIPTION
-------       -----------

1.1 Articles of Incorporation (incorporated by reference to exhibit 1.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

1.2 Amendment to Articles of Incorporation, dated December 19, 1994 (incorporated by reference to exhibit 1.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

1.3 Amendment to Articles of Incorporation, dated January 31, 1996 (incorporated by reference to exhibit 1.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)


1.4 Amendment to Articles of Incorporation, dated July 29, 1996 (incorporated by reference to exhibit 1.4 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)


2. Bylaws (incorporated by reference to exhibit 2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

3.        None.

4.        None.

5.1 Investment Advisory Agreement, as amended (incorporated by reference to exhibit 5.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

5.2       Investment Advisory Agreement relating to the First Omaha Growth Fund


EXHIBIT
  NO.         DESCRIPTION
-------       -----------

6.1 Distribution Agreement (incorporated by reference to exhibit 6 to original Form N-1A Registration Statement filed November 1, 1994) (superceded)

6.2 Amended Schedule A to the Distribution Agreement by and between First Omaha Funds, Inc. and Sunstone Financial Group, Inc. (incorporated by reference to exhibit 6.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996) (superceded)

6.3 Distribution Agreement by and between First Omaha Funds, Inc. and Sunstone Distribution Services, LLC (incorporated by reference to
          Exhibit 6.3 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

6.4 Amended and Restated Schedule A to the Distribution Agreement by and between the Registrant and Sunstone Distribution Services, LLC

7.        None.

8.1       Custodian Agreement, as amended (incorporated by reference to exhibit
          8.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23,
          1996)

8.2       Amended Schedule A to the Custodian Agreement

9.1 Administration and Fund Accounting Agreement (incorporated by reference to exhibit 9.1 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

9.2 Form of Amended and Restated Schedule A to the Administration and Fund Accounting Agreement by and between First Omaha Funds, Inc. and Sunstone Financial Group, Inc. (incorporated by reference to exhibit
          9.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23,
          1996)

9.3 Administrative Services Plan and Servicing Agreement (incorporated by reference to exhibit 9.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

9.4 Transfer Agency Agreement, as amended (incorporated by reference to exhibit 9.4 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

9.5 Form of Amended and Restated Schedule A to the Transfer Agency Agreement By and Between First Omaha Funds, Inc. and First National Bank of Omaha (incorporated by reference to exhibit 9.5 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

9.6 Form of Amended and Restated Servicing Agreement to Administrative Services Plan (incorporated by reference to exhibit 9.6 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

9.7 Amended and Restated Administration and Fund Accounting Agreement by and between the Registrant and Sunstone Financial Group, Inc.

9.8 Amended and Restated Schedule A to the Transfer Agency Agreement by and between the Registrant and First National Bank of Omaha

9.9       Amended Appendix A to the Servicing Agreement to Administrative
          Services Plan

10. Opinion and Consent of Messrs. Cline, Williams, Wright, Johnson & Oldfather (incorporated by reference to exhibit 10. to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

11.       Consent of Independent Certified Public Accountants

12.       None.

13. Subscription Agreement of Miriam M. Allison (incorporated by reference to exhibit 13. to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

14.1 Individual Retirement Account Disclosure Statement and Custodial Account Agreement (incorporated by reference to exhibit 14.1 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

14.2 SIMPLE Individual Retirement Account Disclosure Statement and Custodial Account Agreement (incorporated by reference to exhibit 14.2 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

15. Distribution and Service Plan (incorporated by reference to exhibit 15 to PEA No. 5 on Form N-1A Registration Statement filed July 23,
          1996)

16.       Computation of Average Annual Total Return


EXHIBIT
  NO.         DESCRIPTION
-------       -----------
17.1      First Omaha Small Cap Value Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.1 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

17.2      First Omaha Equity Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.2 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

17.3      First Omaha Balanced Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.3 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

17.4      First Omaha Fixed Income Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.4 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

17.5      First Omaha Short/Intermediate Fixed Income Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.5 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

17.6      First Omaha U.S. Government Obligations Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.6 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)


18.       None.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


                                                      NUMBER OF
                                                   RECORD HOLDERS
TITLE OF CLASS                                 AS OF November 30, 1997
--------------                                 -----------------------

U.S. Government Obligations Fund                        111
Equity Fund                                           1,467
Short/Intermediate Fixed Income Fund                    171
Fixed Income Fund                                       256

Small Cap Value Fund                                    168
Balanced Fund                                            76
Growth Fund                                               0


ITEM 27.  INDEMNIFICATION

     Section 21-2004(15) of the Nebraska Business Corporation Act allows indemnification of officers and directors of the Registrant under circumstances set forth therein. The Registrant has made such indemnification mandatory. Reference is made to Article 8-D of the Articles of Incorporation (Exhibit 1),
Article XIII of the Bylaws of Registrant (Exhibit 2).

     The general effect of such provision is to require indemnification of persons who are in an official capacity with the corporation against judgments, penalties, fines and reasonable expenses including attorneys' fees incurred by said person if: (1) the person has not been indemnified by another organization for the same judgments, penalties, fines and expenses for the same acts or omissions; (2) the person acted in good faith; (3) the person received no improper personal benefit; (4) in the case of a criminal proceeding, the person had no reasonable cause to believe the conduct was unlawful; and (5) in the case of directors, officers and employees of the corporation, such persons reasonably believed that the conduct was in the best interests of the corporation, or in the case of directors, officers or employees serving at the request of the corporation for another organization, such person reasonably believed that the conduct was not opposed to the best interests of the corporation. A corporation is permitted to maintain insurance on behalf of any officer, director, employee or agent of the corporation, or any person serving as such at the request of the corporation, against any liability of such person.

     Nevertheless, Article 8-D of the Articles of Incorporation prohibits any indemnification which would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended and Article XIII of the Fund's Bylaws prohibits any indemnification inconsistent with the guidelines set forth in Investment Company Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 2, 1980). Such Releases prohibit indemnification in cases involving willful misfeasance, bad faith, gross negligence and reckless disregard of duty and establish procedures for the determination of entitlement to indemnification and expense advances.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the indemnification provisions contained in the Registrant's

Articles and Bylaws, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Administration and Fund Accounting Agreement and Custodian Agreement. Finally, the Registrant has also included in its Articles of Incorporation (See Article X of the Articles of Incorporation (Exhibit 1)) a provision which eliminates the liability of outside directors to monetary damages for breach of fiduciary duty by such directors. Pursuant to Neb. Rev. Stat. Section 21-2035(2), such limitation of liability does not eliminate or limit liability of such directors for any act or omission not in good faith which involves intentional misconduct or a knowing violation of law, any transaction from which such director derived an improper direct or indirect financial benefit, for paying a divided or approving a stock repurchase which was in violation of the Nebraska Business Corporation Act and for any act or omission which violates a declaratory or injunctive order obtained by the Registrant or its shareholders.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     FNC Trust Group, n.a. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly owned subsidiary of First National Colorado, Inc. First National Colorado, Inc. is a wholly owned subsidiary of First National of Nebraska, Inc., a Nebraska corporation with total assets of approximately $8.0 billion as of December 31, 1997. The Adviser provides asset management and trust services to businesses, individuals, and government entities. The Adviser primarily serves Colorado. As of December 31, 1997, the Adviser had approximately $225 million of assets under administration, including approximately $170 million under management.


     To the knowledge of Registrant, none of the directors or officers of the Adviser is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of the Adviser also hold positions with the Adviser's parent, First National of Nebraska, Inc., or its subsidiaries or affiliates.


ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Sunstone Distribution Services, LLC currently serves as distributor of the shares of Haven Capital Management Trust, Green Century Funds, The Marsico Investment Fund and Northern Funds Trust.

     (b) To the best of Registrant's knowledge, the directors and executive officers of Sunstone Distribution Services, LLC, distributor for Registrant, are as follows:


                              POSITIONS AND        POSITIONS AND
NAME AND PRINCIPAL            OFFICES WITH          OFFICES WITH
BUSINESS ADDRESS               UNDERWRITER           REGISTRANT
------------------            -------------          ----------

Miriam M. Allison             President and            None
207 E. Buffalo Street         Director

Suite 400
Milwaukee, WI 53202

Daniel S. Allison             Secretary and            None
1241 N. Franklin Place        Director
Milwaukee, WI 53202

Mary M. Tenwinkel             Vice President           None
207 E. Buffalo Street
Suite 400
Milwaukee, WI 53202

(c)  None.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Records relating to Sunstone Financial Group, Inc.'s functions as fund accountant and administrator for the Registrant are located at 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of the Adviser, 1701 23rd Avenue, Greeley, CO 80632, the Custodian, One First National Center, Omaha, Nebraska 68102 or DST Systems, Inc., 210 W. 10th Street, Kansas City, Missouri 64105.


ITEM 31.  MANAGEMENT SERVICES

     Not applicable.


ITEM 32.  UNDERTAKINGS


     The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's Post-Effective Amendment No. 8 for the Growth Fund.


     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     The Registrant undertakes to provide a copy of its Annual Report to Shareholders upon request and without charge to each person to whom the Prospectus of the Funds has been delivered.

     The Registrant undertakes, if requested to do so by the holders of at least 10% of Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of any director and to assist in communications with other shareholders as required by Section 16(c).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha Opand the State of Nebraska, on the 8th day of January, 1998. No other material event requiring prospectus disclosure has occurred since the later of the three dates specified by Rule 485(b).

                                FIRST OMAHA FUNDS, INC.

                                By:  David P. Greer*
                                     -------------------------
                                     David P. Greer, President



Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on January 8, 1998.


      Signature           Title
      ---------           -----
 David P. Greer*
-----------------------   President, Principal
    David P. Greer        Executive, Financial
                          & Accounting Officer
                          & Director
 Joseph Caggiano*
-----------------------   Director
    Joseph Caggiano
                                             */s/Marc M Diehl
 Robert A. Reed*                           ----------------------------------
-----------------------   Director           by Marc M Diehl, attorney-in-fact
    Robert A. Reed

 Harry A. Koch, Jr.*
----------------------    Director
    Harry A. Koch, Jr.

 Gary Witt*
----------------------    Director
    Gary Witt

As adopted by the Board of Directors of First Omaha Funds, Inc. on August 26, 1997.

                                 *     *     *

Power of Attorney

     RESOLVED, that the Directors and officers of First Omaha Funds, Inc. who may be required to execute any amendment to the Registration Statement of First Omaha Funds, Inc. be, and each of them hereby is, authorized to execute a Power of Attorney appointing David P. Greer, Richard P. Snyder, Marc M Diehl and each of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as Director or officer, or both, of the First Omaha Funds, Inc. any and all amendments to said Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission.

                                 *     *     *

                            FIRST OMAHA FUNDS, INC.



POWER OF ATTORNEY



     Know All Men by These Presents, that the undersigned, David Greer, hereby constitutes and appoints Richard Snyder and Marc Diehl and each of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Director and Officer of First Omaha Funds, Inc., the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission and with the states; and said attorney shall have full power of substitution and resubstitution.



DATED: August 26, 1997



/s/ David Greer
----------------
David Greer

                            FIRST OMAHA FUNDS, INC.



POWER OF ATTORNEY



     Know All Men by These Presents, that the undersigned Joseph Caggiano, hereby constitutes and appoints David Greer, Richard Snyder and Marc Diehl and each of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Director of First Omaha Funds, Inc., the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission and with the states; and said attorney shall have full power of substitution and resubstitution.



DATED: August 26, 1997



/s/ Joseph Caggiano
-------------------
Joseph Caggiano

                            FIRST OMAHA FUNDS, INC.



POWER OF ATTORNEY



     Know All Men by These Presents, that the undersigned, Robert Reed, hereby constitutes and appoints David Greer, Richard Snyder and Marc Diehl and each of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Director of First Omaha Funds, Inc., the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission and with the states; and said attorney shall have full power of substitution and resubstitution.



DATED: August 26, 1997



/s/ Robert Reed
----------------
Robert Reed

                            FIRST OMAHA FUNDS, INC.



POWER OF ATTORNEY



     Know All Men by These Presents, that the undersigned, Harry Koch, hereby constitutes and appoints David Greer, Richard Snyder and Marc Diehl and each of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Director of First Omaha Funds, Inc., the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission and with the states; and said attorney shall have full power of substitution and resubstitution.



DATED: August 26, 1997



/s/ Harry Koch
--------------
Harry Koch

                            FIRST OMAHA FUNDS, INC.



POWER OF ATTORNEY



     Know All Men by These Presents, that the undersigned, Gary Witt, hereby constitutes and appoints David Greer, Richard Snyder and Marc Diehl and each of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Director of First Omaha Funds, Inc., the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission and with the states; and said attorney shall have full power of substitution and resubstitution.



DATED: August 26, 1997



/s/ Gary Witt
----------------
Gary Witt

                                 EXHIBIT INDEX

EXHIBIT
   NO.             DESCRIPTION
-------            -----------

1.1 Articles of Incorporation (incorporated by reference to exhibit 1.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

1.2 Amendment to Articles of Incorporation, dated December 19, 1994 (incorporated by reference to exhibit 1.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

1.3 Amendment to Articles of Incorporation, dated January 31, 1996 (incorporated by reference to exhibit 1.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)


1.4 Amendment to Articles of Incorporation, dated July 29, 1996 (incorporated by reference to exhibit 1.4 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

2. Bylaws (incorporated by reference to exhibit 2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

3.        None.

4.        None.

5.1 Investment Advisory Agreement, as amended (incorporated by reference to exhibit 5.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

5.2       Investment Advisory Agreement relating to the First Omaha Growth Fund



EXHIBIT
  NO.          DESCRIPTION
-------        -----------

6.1 Distribution Agreement (incorporated by reference to exhibit 6 to original Form N-1A Registration Statement filed November 1, 1994) (superceded)

6.2 Amended Schedule A to the Distribution Agreement by and between First Omaha Funds, Inc. and Sunstone Financial Group, Inc. (incorporated by reference to exhibit 6.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996) (superceded)

6.3 Distribution Agreement by and between First Omaha Funds, Inc. and Sunstone Distribution Services, LLC (incorporated by reference to
          Exhibit 6.3 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

6.4 Amended and Restated Schedule A to the Distribution Agreement by and between the Registrant and Sunstone Distribution Services, LLC

7.        None.

8.1       Custodian Agreement, as amended (incorporated by reference to exhibit
          8.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23,
          1996)

8.2       Amended Schedule A to the Custodian Agreement

9.1 Administration and Fund Accounting Agreement (incorporated by reference to exhibit 9.1 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

9.2 Form of Amended and Restated Schedule A to the Administration and Fund Accounting Agreement by and between First Omaha Funds, Inc. and Sunstone Financial Group, Inc. (incorporated by reference to exhibit
          9.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23,
          1996)

9.3 Administrative Services Plan and Servicing Agreement (incorporated by reference to exhibit 9.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

9.4 Transfer Agency Agreement, as amended (incorporated by reference to exhibit 9.4 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

9.5 Form of Amended and Restated Schedule A to the Transfer Agency Agreement By and Between First Omaha Funds, Inc. and First National Bank of Omaha (incorporated by reference to exhibit 9.5 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

9.6 Form Of Amended and Restated Servicing Agreement to Administrative Services Plan (incorporated by reference to exhibit 9.6 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

9.7 Amended and Restated Administration and Fund Accounting Agreement by and between the Registrant and Sunstone Financial Group, Inc.

9.8 Amended and Restated Schedule A to the Transfer Agency Agreement by and between the Registrant and First National Bank of Omaha

9.9       Amended Appendix A to the Servicing Agreement to Administrative
          Services Plan

10. Opinion and Consent of Messrs. Cline, Williams, Wright, Johnson & Oldfather (incorporated by reference to exhibit 10. to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

11.       Consent of Independent Certified Public Accountants

12.       None.

13. Subscription Agreement of Miriam M. Allison (incorporated by reference to exhibit 13. to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

14.1 Individual Retirement Account Disclosure Statement and Custodial Account Agreement (incorporated by reference to exhibit 14.1 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

14.2 SIMPLE Individual Retirement Account Disclosure Statement and Custodial Account Agreement (incorporated by reference to exhibit 14.2 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

15. Distribution and Service Plan (incorporated by reference to exhibit 15 to PEA No. 5 on Form N-1A Registration Statement filed July 23,
          1996)

16.       Computation of Average Annual Total Return


EXHIBIT
  NO.         DESCRIPTION
-------       -----------
17.1      First Omaha Small Cap Value Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.1 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

17.2      First Omaha Equity Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.2 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

17.3      First Omaha Balanced Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.3 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

17.4      First Omaha Fixed Income Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.4 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

17.5      First Omaha Short/Intermediate Fixed Income Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.5 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)

17.6      First Omaha U.S. Government Obligations Fund
          Financial Data Schedule as of March 31, 1997 (incorporated by reference to exhibit 17.6 to PEA No. 7 on Form N-1A Registration Statement filed July 22, 1997)


18.       None.